Offerings	Oct. 09, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note

1
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. The registrant is deferring payment of all of the registration fees in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note

2
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. The registrant is deferring payment of all of the registration fees in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note

3
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. The registrant is deferring payment of all of the registration fees in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note

4
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. The registrant is deferring payment of all of the registration fees in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 51,597,980
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,125.66
Offering Note

5
Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,133
Proposed Maximum Offering Price per Unit | $ / shares	1.58
Maximum Aggregate Offering Price	$ 4,950.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.68
Offering Note

6
Consists of (i) up to 3,133 shares of Common Stock issuable upon exercise of the warrants.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $1.58, which is the average of the high and low prices of Common Stock on October 6, 2025 on the Nasdaq Global Market.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,617,068
Proposed Maximum Offering Price per Unit | $ / shares	1.58
Maximum Aggregate Offering Price	$ 13,614,967.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,880.23
Offering Note

7
Consists of up to 8,617,068 shares of Common Stock being registered for resale by the selling stockholder named in the resale prospectus supplement included in this registration statement.

Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $1.58, which is the average of the high and low prices of the Common Stock on October 6, 2025 on the Nasdaq Global Market.